Income Taxes (Details) - Schedule of deferred tax assets and liabilities - Leafly Holdings, Inc.[Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of deferred tax assets and liabilities [Line Items]
Net operating loss carryforwards – domestic	$ 9,895	$ 6,944
Net operating loss carryforwards – foreign	1,252	1,171
Intangible assets	13,576	14,420
Accruals	659	468
Other	118	245
Total deferred tax assets	25,500	23,248
Valuation allowance	(25,401)	(23,195)
Total deferred tax assets, net of allowance	99	53
Other	(99)	(53)
Total deferred tax liabilities	(99)	(53)
Total deferred tax assets, net